Investments (Tables)	12 Months Ended
Dec. 31, 2025
EBP 013
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The investments of the Plan that are measured at fair value on a recurring basis as of December 31, 2025 and December 31, 2024, and their level within the fair value hierarchy, are as follows:

	Fair value category	December 31, 2025	December 31, 2024
		(in thousands)
Money market funds	Level 1	$19,599	$12,174
Macy's, Inc. common stock	Level 1	154,119	123,779
Self-directed brokerage funds	Level 1	33,157	26,911
Pooled funds:
Domestic equities	Level 1	1,496,591	1,392,739
International equities	Level 1	193,362	152,528
Target date funds	Level 1	2,642,009	2,225,997
		$4,538,837	$3,934,128